Income Taxes - Summary of Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance of beginning of period	$ 18,007	$ 42,584	$ 45,526
Increase	5,892	997	4,716
(Decrease)	(12,550)	(25,574)	(7,658)
Balance at end of period	$ 11,349	$ 18,007	$ 42,584